Recoverable Taxes - Schedule of Recoverable Taxes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount		$ 61,416	$ 79,160
Change in recoverable taxes, amount		$ (17,744)
Change in recoverable taxes, percentage	16.00%	(22.00%)
COFINS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount		$ 37,341	48,197
Change in recoverable taxes, amount		$ (10,826)
Change in recoverable taxes, percentage	17.00%	(22.00%)
ICMS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount		$ 10,839	13,979
Change in recoverable taxes, amount		$ (3,140)
Change in recoverable taxes, percentage	15.00%	(22.00%)
PIS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount		$ 8,114	10,464
Change in recoverable taxes, amount		$ (2,350)
Change in recoverable taxes, percentage	15.00%	(22.00%)
IRPJ [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount		$ 2,918	3,764
Change in recoverable taxes, amount		$ (846)
Change in recoverable taxes, percentage	23.00%	(22.00%)
CSLL [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount		$ 1,833	2,364
Change in recoverable taxes, amount		$ (531)
Change in recoverable taxes, percentage	16.00%	(22.00%)
INSS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount		$ 341	$ 392
Change in recoverable taxes, amount		$ (51)
Change in recoverable taxes, percentage	16.00%	(13.00%)